Accumulated Other Comprehensive Income and Other Components of Equity	12 Months Ended
Dec. 31, 2024
Text block Explanatory [Abstract]
Accumulated Other Comprehensive Income and Other Components of Equity
23.	Accumulated Other Comprehensive Income and Other Components of Equity

(1)	As of December 31, 2023 and 2024, the details of the Controlling Company’s accumulated other comprehensive income are as follows:

(in millions of Korean won)	December 31, 2023		December 31, 2024
Changes in investments in associates and joint ventures	￦	4,023	￦	7,746
Gain (loss) on derivatives valuation		(29,361)		(42,178)
Gain (loss) on valuation of financial assets at fair value through other comprehensive income		73,928		80,845
Exchange differences on translation for foreign operations		3,817		17,316

Total	￦	52,407	￦	63,729

(2)	Changes in accumulated other comprehensive income for the years ended December 31, 2023 and 2024, are as follows:

(in millions of Korean won)	2023
	Beginning		Increase/ decrease		Reclassification to gain or loss		Ending
Changes in investments in associates and joint ventures	￦	(11,752)	￦	15,775	￦	—	￦	4,023
Gain (loss) on derivatives valuation		(7,109)		15,690		(37,942)		(29,361)
Gain on valuation of financial assets at fair value through other comprehensive income		(52,100)		126,028		—		73,928
Exchange differences on translation for foreign operations		(6,815)		10,632		—		3,817

Total	￦	(77,776)	￦	168,125	￦	(37,942)	￦	52,407

	2024
(in millions of Korean won)	Beginning		Increase (decrease)		Reclassification to gain or loss		Ending
Changes in investments in associates and joint ventures	￦	4,023	￦	3,723	￦	—	￦	7,746
Gain (loss) on derivatives valuation		(29,361)		273,137		(285,954)		(42,178)
Gain (loss) on valuation of financial assets at fair value through other comprehensive income		73,928		6,917		—		80,845
Exchange differences on translation for foreign operations		3,817		13,499		—		17,316

Total	￦	52,407	￦	297,276	￦	(285,954)	￦	63,729

(3) The Group’s other components of equity as at December 31, 2023 and 2024, are as follows:

(in millions of Korean won)	December 31, 2023		December 31, 2024
Treasury stock	￦	(398,075)	(215,210)
Gain or loss on disposal of treasury stock 1		3,220	2,862
Share-based payments		8,773	7,106
Equity transactions within consolidated entities 2		(416,336)	(432,318)

Total	￦	(802,418)	(637,560)

1	The amount directly reflected in equity is ￦ 120 million for the year ended December 31, 2024 (2023: ￦ 101 million).
2	Profit or loss incurred from transactions with non-controlling interest and investment difference incurred from changes in ownership of subsidiaries are included.

(4)	As of December 31, 2023 and 2024, the details of treasury stock are as follows:

	December 31, 2023		December 31, 2024
Number of shares (in shares)		11,447,338	6,188,739
Amounts (in millions of Korean won)	￦	398,075	215,210
Treasury stocks held as of December 31, 2024, are expected to be used for stock compensation for the Group’s directors, employees, and other purposes.